FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUN 30,2011
                                              _________________


CHECK HERE IF AMENDMENT:         [ X] AMENDMENT NUMBER:1
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		JULY 11, 2011
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	27 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1297426.592 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
Chubb Corp           COM 	171232101 73147.185   1225862  SH Sole None Sole
Cia de M. Buenav     ADR        204448104 18246.271   480671   SH Sole None Sole
ConocoPhillips       COM 	20825C104 2126.462    28300    SH Sole None None
ConocoPhillips       COM 	20825C104 183552.668  2442809  SH Sole None Sole
DR Horton Inc        COM 	23331A109 1354.637    117590   SH Sole None None
DR Horton Inc        COM 	23331A109 71203.357   6180847  SH Sole None Sole
Embraer SA           ADR        29082A107 22665.135   736120   SH Sole None Sole
HJ Heinz Co          COM 	423074103 1699.313    31900    SH Sole None None
HJ Heinz Co          COM 	423074103 154231.619  2895281  SH Sole None Sole
Johnson & Johnson    COM 	478160104 2867.749    43150    SH Sole None None
Johnson & Johnson    COM 	478160104 170896.042  2571412  SH Sole None Sole
Lexmark Int. Inc     COM 	529771107 204.820     7000     SH Sole None Sole
Microsoft Corp       COM 	594918104 3577.446    137700   SH Sole None None
Microsoft Corp       COM 	594918104 207717.089  7995269  SH Sole None Sole
Natuzzi SpA          ADR        63905A101 151.900     43400    SH Sole None Sole
Newfield Expl. Co    COM 	651290108 299.112     4400     SH Sole None Sole
Oceaneering Int. Inc COM 	675232102 202.600     5000     SH Sole None Sole
Petroleo Brasileiro  ADR        71654V101 28478.548   927640   SH Sole None Sole
Pfizer Inc           COM 	717081103 2740.529    133100   SH Sole None None
Pfizer Inc           COM 	717081103 150694.895  7318839  SH Sole None Sole
Pulte Group Inc      COM 	745867101 594.416     77600    SH Sole None None
Pulte Group Inc      COM 	745867101 39194.558   5116783  SH Sole None Sole
SK Telecom Co Ltd    ADR        78440P108 27386.924   1465325  SH Sole None Sole
Telekomunikasi Ind   ADR        715684106 15055.574   436900   SH Sole None Sole
Ternium SA           ADR        880890108 10865.890   367712   SH Sole None Sole
Time Warner Inc      COM 	887317303 2753.209    75700    SH Sole None None
Toll Brothers Inc    COM 	889478103 160229.270  4410605  SH Sole None Sole
Turkcell Il. Hiz.    ADR        900111204 18436.560   1362643  SH Sole None Sole